Prepayments and Other Assets, Current and Non-Current (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Assets, Current and Non-Current [Abstract]
Indemnity receivable wrote off		$ 398,150
Outstanding balance		$ 834,783,000,000
Interest rate	3.00%